Eaton Vance

Focused Global Opportunities Fund

February 28, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.2%

Security	Shares	Value
Australia — 2.4%
CSL, Ltd.	742	$151,219

		$151,219

Belgium — 1.3%
KBC Group NV(1)	1,151	$82,605

		$82,605

Denmark — 2.2%
Novo Nordisk A/S, Class B	1,962	$139,963

		$139,963

France — 10.9%
Alstom S.A.(1)	2,190	$109,160
LVMH Moet Hennessy Louis Vuitton SE	217	137,495
Safran S.A.(1)	777	105,915
Sanofi	1,728	158,580
Schneider Electric SE	1,149	169,908

		$681,058

Germany — 2.5%
adidas AG(1)	448	$156,166

		$156,166

Hong Kong — 2.7%
AIA Group, Ltd.	13,340	$168,236

		$168,236

Ireland — 1.2%
Kingspan Group PLC(1)	995	$72,170

		$72,170

Japan — 4.3%
Keyence Corp.	206	$98,233
ORIX Corp.	9,800	167,215

		$265,448

Netherlands — 3.5%
ASML Holding NV	383	$217,207

		$217,207

Security	Shares	Value
Spain — 2.3%
Amadeus IT Group S.A.(1)	2,039	$142,357

		$142,357

Sweden — 1.7%
Assa Abloy AB, Class B	4,352	$109,169

		$109,169

Switzerland — 1.1%
Roche Holding AG PC	218	$71,517

		$71,517

United Kingdom — 8.9%
DCC PLC	1,459	$117,857
Diageo PLC	3,718	146,262
RELX PLC	5,772	136,577
Unilever PLC	2,931	152,785

		$553,481

United States — 54.2%
Alphabet, Inc., Class A(1)	154	$311,374
Amazon.com, Inc.(1)	88	272,178
Boston Scientific Corp.(1)	4,367	169,352
CDW Corp.	794	124,571
Citigroup, Inc.	2,215	145,924
Coca-Cola Co. (The)	3,085	151,134
Eli Lilly & Co.	676	138,506
EOG Resources, Inc.	1,433	92,515
Ingersoll Rand, Inc.(1)	2,291	106,165
Intuitive Surgical, Inc.(1)	123	90,627
KeyCorp.	5,378	108,313
Lowe’s Cos., Inc.	568	90,738
Microsoft Corp.	1,453	337,648
Mondelez International, Inc., Class A	2,777	147,625
NextEra Energy, Inc.	1,860	136,673
Stanley Black & Decker, Inc.	630	110,149
TJX Cos., Inc. (The)	2,092	138,051
Verisk Analytics, Inc.	427	69,964
Visa, Inc., Class A	890	189,027
Walt Disney Co. (The)(1)	1,151	217,585
Wells Fargo & Co.	3,066	110,897
Zoetis, Inc.	817	126,831

		$3,385,847

Total Common Stocks (identified cost $4,242,853)		$6,196,443

Short-Term Investments — 0.7%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(2)	45,891	$45,891

Total Short-Term Investments (identified cost $45,891)		$45,891

Total Investments — 99.9% (identified cost $4,288,744)		$6,242,334

Other Assets, Less Liabilities — 0.1%		$6,013

Net Assets — 100.0%		$6,248,347

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2021.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Information Technology	17.7%	$1,109,043
Industrials	17.7	1,107,034
Health Care	16.8	1,046,595
Consumer Discretionary	12.7	794,628
Financials	12.5	783,190
Consumer Staples	9.6	597,806
Communication Services	8.5	528,959
Utilities	2.2	136,673
Energy	1.5	92,515
Short-Term Investments	0.7	45,891

Total Investments	99.9%	$6,242,334

Abbreviations:

PC	-	Participation Certificate

The Fund did not have any open derivative instruments at February 28, 2021.

At February 28, 2021, the value of the Fund’s investment in affiliated funds was $45,891, which represents 0.7% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended February 28, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$81,961	$264,401	$(300,471)	$—	$—	$45,891	$25	45,891

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Asia/Pacific	$—	$584,903		$—	$584,903
Developed Europe	—	2,225,693		—	2,225,693
North America	3,385,847	—		—	3,385,847
Total Common Stocks	$3,385,847	$2,810,596	*	$—	$6,196,443
Short-Term Investments	$—	$45,891		$—	$45,891
Total Investments	$3,385,847	$2,856,487		$—	$6,242,334

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.